U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.  Name and address of issuer: Composite Income Fund, Inc.
                                  601 W Main, Suite 801
                                  Spokane, WA 99201
                                                (509)353-3486



2.   Name of each series or class of funds for which this notice is filed:
                                     Composite Income Fund, Inc. Class A
                                     Composite Income Fund, Inc. Class B

3.  Investment Company Act File Number:  811-2604
    Securities Act File Number:          2-54998

4.  Last day of fiscal year for which this notice is filed:  12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                    [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                        0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                    232,172 shares            $2,235,813

9.  Number and aggregate sale price of securities sold during the fiscal year:
                  2,136,157 shares           $19,274,495

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                  1,903,985 shares           $17,038,682

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year in reliance on rule 24f-2 (from item 10):                $17,038,682
                                                                --------------
(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11, if applicable) +

                                                                --------------

(iii)Aggregate price of shares redeemed or repurchased during
     the fiscal year (if applicable):                           -   19,797,741

                                                               ---------------

(iv) Aggregate price of shares redeemed or repurchased and
     previously applied as a reduction to filing fees pursuant to
     24e-2 (if applicable):
                                                               ---------------


(v)  Net aggregate  price of securities  sold and issued during the fiscal year in  reliance  on rule 24f-2  [line (i),  plus line
     (ii), less line (iii), plus line (iv)] (if applicable):                0
                                                                --------------


(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
     instruction C.6):                                            1/29th of 1%
                                                               ---------------


(vii)Fee due [line (i) or line (v) multiplied by line (vi)]:              $0
                                                               ===============

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
             See instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of nformal and Other Procedures (17 CFR 202.3a).
                                                                       [ X ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                    No fee required

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
(Signature and Title)*      /S/  Monte D. Calvin
                           ----------------------------------------
                                 Treasurer
                           ----------------------------------------
Date:   2/26/96
     --------------------------
  * Please print the name and title of the signing officer below the signature.

February 26, 1996

Composite Income Fund, Inc.
601 W. Main, Suite 801
Spokane, WA  99201-0613

         RE:  Rule 24f-2 Notice

Gentlemen:

     In connection with the filing by your fund of the Rule 24f-2 Notice, we wish to advise you that it is our opinion that the securities sold during the fiscal year, as described in the Notice, were legally issued, were fully paid, and are considered nonassessable under the laws of the State of Washington.

     You are authorized to attach this opinion to the Rule 24f-2 Notice for Composite Income Fund, Inc. being filed pursuant to the provisions of Rule 24f-2.

Very truly yours,
Paine, Hamblen, Coffin,
Brooke & Miller



/S/Lawrence R. Small